Concentration and risks (Tables)	12 Months Ended
Dec. 31, 2023
Customer risk
Concentration and risks
Schedule of concentration and risks

	For the Year
	Ended
	December 31,
Revenues	2021	2022	2023
Customer A	*	*	11%
Customer B	11%	11%	*
Customer C	14%	*	*

There were one and one customer accounted for more than 10% of the Group’s accounts receivable, net as of December 31, 2022 and 2023, respectively.

	As of
	December 31,
Accounts receivable, net	2022	2023
Customer D	*	11%
Customer E	10%	*

Supplier risk
Concentration and risks
Schedule of concentration and risks

There were one and one supplier accounted for more than 10% of the Group’s accounts payable as of December 31, 2022 and 2023, respectively as follows:

	As of
	December 31,
Accounts payable	2022	2023
Supplier I	15%	14%
*	The percentage was below 10% for the period.